Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation [Abstract]
Share-based compensation
18.	Share-based compensation

2010 share incentive plan

During the years presented, the Company granted share options to employees, officers and directors of the Group.

These options were granted with exercise prices denominated in the USD, which is the functional currency of the Company. The maximum term of any issued stock option is seven or ten years from the grant date. Stock options granted to employees and officers vest over a four-year schedule as stated below:

(1)	One-fourth of the options shall be vested upon the first anniversary of the grant date;
(2)	The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. (1/48 of options shall be vested per month subsequently)

Stock options granted to directors were subject to a vesting schedule of approximately 32 months.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period.

In December 2010, the Group adopted a share incentive plan, which is referred to as the 2010 Share Option Plan (“the 2010 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Group’s business and by providing such individuals with an incentive for outstanding performance to generate superior returns for our shareholders. Under the 2010 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted is 26,822,828 shares (excluding the share options previously granted to the directors who are the founders of the Company). The amount of shares available for such grants as of December 31, 2017 is 2,627,465.

On June 11, 2014, the board of directors of the company decided to extend the contractual life for certain vested share options to June 11, 2015, because the maturity date of these options was from June to December in 2014, whereas, the lock-up period for the shares was 6 months from the IPO closing date, i.e. June 24, 2014, which would result in the expiration of these options before the exercise. The incremental share-based compensation of USD 768,000 is recognized at the time of modification.

In the business combination of personal cloud storage business completed on September 5, 2014, the Group granted share options under the 2010 Plan to replace the unvested awards owned by the employees who are transferred to the Group, the portion of the fair-value-based measure of the replacement award attribute to pre-combination service of USD 303,000 was allocated to the consideration, while the portion attribute to post-combination service of USD 44,000 was recorded as share based compensation expense over the remaining vesting period.

On December 1, 2014, the board of directors of the company approved the conversion of certain vested and unvested share options with relatively high exercise price into restricted shares. In this conversion, 3,776,711 share options were cancelled and 1,505,787 restricted shares were granted. The incremental share-based compensation of USD 2,214,000 is recorded over the remaining vesting period of 2 to 4.5 years.

In November 2014, the Company issued to a depositary bank for American Depositary Shares, 10,000,000 common shares, which were reserved for the future exercise of share options or vesting of restricted shares.

The following table summarizes the share option activity for the years ended December 31, 2015, 2016 and 2017:

				Weighted
			Weighted-	average
		Weighted	average	remaining	Aggregate
		average	grant-date	contractual	intrinsic
	Number of	exercise	fair	life	value (In
	share options	price (USD)	value (USD)	(years)	thousands)
Outstanding, December 31, 2015	2,130,820	2.13
Vested and expected to vest at December 31, 2015	1,008,645	1.76	0.73	4.62	464
Exercisable at December 31, 2015	1,430,870	2.16	0.86	4.03	406
Forfeited	(14,375)	3.21
Expired	(182,510)	2.22
Exercised	(440,465)	1.81
Outstanding, December 31, 2016	1,493,470	2.65		3.39	6
Vested and expected to vest at December 31, 2016	1,440,923	2.67	0.85	3.24	6
Exercisable at December 31, 2016	1,217,050	2.70	0.84	3.20	6
Forfeited	(109,925)	2.89
Expired	(989,730)	2.28
Exercised	(4,000)	0.83
Outstanding, December 31, 2017	389,815	3.90	—	4.64	—
Vested and expected to vest at December 31, 2017	170,545	3.90	0.95	4.64	—
Exercisable at December 31, 2017	389,190	3.90	0.95	4.64	—

A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2017 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	432,217
Granted	1,170,000	1.18
Vested	(274,960)
Forfeited	(384,037)
Unvested at December 31, 2016	943,220
Vested and expected to vest at December 31, 2016	801,737
Granted	2,050,000	0.69
Vested	(115,125)
Forfeited	(1,605,945)
Unvested at December 31, 2017	1,272,150
Vested and expected to vest at December 31, 2017	1,081,327

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for stock options granted, the directors of the Company estimated that its future forfeiture rate would be 20% for employees and nil for directors and advisors.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company’s common shares as of December 31, 2016 and 2017 and the exercise price.

Total fair values of share options vested as of December 31, 2016 and 2017 were USD 6,831,000 and USD 6,963,000, respectively.

As of December 31, 2016 and 2017, there were USD 1,358,000 and USD 167,000 of unrecognized share-based compensation costs related to share options, which were expected to be recognized over a weighted-average vesting period of 3.20 and 4.64 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The Black-Scholes option pricing model is used to determine the fair value of the stock options granted to employees. The fair values of stock options granted during the years ended December 31, 2016 and 2017 were estimated using the following assumptions:

Options granted to employees

Years ended December 31,	2016	2017
Risk-free interest rate(1)	0.77% to 1.76%	0.77% to 1.76%
Dividend yield(2)	—	—
Volatility rate(3)	40.07% to 43.3%	40.07% to 43.3%
Expected term (in years)(4)	4.06 to 5.56	4.06 to 5.56

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.

(2)	The Company has no history or expectation of paying dividends on its common shares.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.

2013 share incentive plan

In November 2013, the Group adopted a share incentive plan, which is referred to as the 2013 Share Incentive Plan (“the 2013 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business.

In November 2013, the Company issued 9,073,732 common shares to Leading Advice. Although the shares were legally issued to Leading Advice, Leading Advice does not have any of the rights of a typical common share holder. Leading Advice 1) is not entitled to dividends 2) does not have the right to vote prior to vesting and 3) does not have the right to sell the unvested portion of the awards or awards that have not been granted. In addition, upon 1) the liquidation of Leading Advice 2) the dissolution of Leading Advice and 3) the expiration of the 2013 Plan, common shares not granted as awards shall be transferred back to the Group at no consideration. Given the structure of this arrangement, while the common shares have been legally issued, the common shares issued to Leading Advice do not have the attributes of unrestricted, issued and outstanding shares. Therefore, the 9,073,732 common shares issued to Leading Advice are accounted as treasury shares until these common shares are earned by the senior management or employees for service provided to the Group.

For the awards that have been granted and become vested, Leading Advice held shares for the grantees’ benefit and exercise the voting rights on their behalf. The grantees will be entitled to dividends and have the right to request Leading Advice to transfer vested award to a transferee designated by the grantees. Shares that have been granted and vested continued to be held by and voting rights exercised by Leading Advice on behalf of the grantee at the closing of a QIPO.

Before the closing of a QIPO, the Company would have a “right of first refusal” with respect to any proposed transfer of vested restricted shares. After the closing of a QIPO, vested restricted shares may not be sold or transferred for a period of six months or a period of time determined by the underwriter (the ‘‘lock up period’’). If the grantee terminates its employment prior to the closing date of a QIPO and a trade sale, the Group would have the right to acquire the vested restricted shares from the senior officer at a market price as determined by third-party valuation experts.

Upon the closing of IPO, the administrator of the 2013 Plan was changed from Leading Advice to the Company’s compensation committee.

Under the 2013 Plan, the maximum number of restricted shares that may be granted is 9,073,732 shares.

As of December 31, 2017, 8,664,980 (2016: 8,664,980) restricted shares were granted to few senior officers.

(1)
5,098,345 of these restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.

(2)
1,102,430 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

(3)
854,405 of these restricted shares will vest over a forty four-month schedule in which one-fourth of the restricted shares shall be vested upon the eighth month, and three-fourth of the restricted shares shall be vested during the remaining thirty six months.

(4)
689,700 of these restricted shares will vest over a four-year schedule in which half, one-fourth, and one-fourth of the restricted shares shall be vested upon the second, third and fourth anniversary of the grant date, respectively.

(5)	640,100 of these restricted shares will vest over a two-year schedule in which half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.

(6)	160,000 of these restricted shares will vest over a one-year schedule in which all of the restricted shares shall be vested upon the first anniversary of the grant date.

(7)	The remaining 120,000 of these restricted shares will vest immediately upon the grant date.

A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2015, 2016 and 2017 is presented below:

Number of restricted shares
Unvested at January 1, 2015	7,200,778
Vested	(2,627,815)
Forfeited	(776,565)
Unvested at December 31, 2015	3,796,398
Vested and expected to vest at December 31, 2015	3,226,939
Unvested at January 1, 2016	3,796,398
Vested	(1,520,760)
Forfeited	(561,103)
Unvested at December 31, 2016	1,714,535
Vested and expected to vest at December 31, 2016	1,457,355
Unvested at January 1, 2017	1,714,535
Vested	(996,835)
Forfeited	(129,940)
Unvested at December 31, 2017	587,760
Vested and expected to vest at December 31, 2017	499,596

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted to senior officers are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2017, total unrecognized compensation expense relating to the restricted shares was USD 1,424,000. 60,000 restricted shares were issued to non-employees and vested as of December 31, 2016 and 2017.

2014 share incentive plan

In April 2014, the Group adopted a share incentive plan, which is referred to as the 2014 Share Incentive Plan (“the 2014 Plan”). The purpose of the plan is to motivate, attract and retain the best available personnel by linking the personal interests of senior management to the success of the Group’s business. Under the 2014 Plan, the maximum number of restricted shares that may be granted is 14,195,412 shares to certain officers, directors or employees of, or advisors or consultants to the Company and its subsidiaries and consolidated affiliated entities. The company issued 14,195,412 common shares to Leading Advice, a company owned by the Group’s chairman and chief executive officer. The issuance of common shares was to facilitate the administration of the 2014 plan. The 2014 Plan was administered by the Company’s compensation committee.

As of December 31, 2017, 14,536,000 restricted shares were granted to certain officers and employees of the Group:

(1)
9,040,500 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

(2)
5,400,000 restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.

(3)	9,000 restricted shares will vest over a two-year schedule in which half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.

(4)	The remaining 86,500 restricted shares will vest immediately on the grant date.

A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2016 and 2017 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	5,761,400
Granted	6,749,000	1.12
Vested	(1,262,200)
Forfeited	(971,900)
Unvested at December 31, 2016	10,276,300
Vested and expected to vest at December 31, 2016	8,734,855
Unvested at January 1, 2017	10,276,300
Granted	—
Vested	(2,447,950)
Forfeited	(2,022,000)
Unvested at December 31, 2017	5,806,350
Vested and expected to vest at December 31, 2017	4,935,398

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

All restricted shares granted are measured based on their grant-date fair values. Compensation expense is recognized on a straight-line basis over the requisite service period. As of December 31, 2017, the total unrecognized compensation expense relating to the restricted shares was USD 7,448,000. 60,000 restricted shares were issued to non-employees and vested as of December 31, 2016 and 2017.

Total compensation costs recognized for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Years ended December 31,
(In thousands)	2015	2016	2017
Sales and marketing expenses	131	98	88
General and administrative expenses	6,701	6,267	5,800
Research and development expenses	2,896	2,983	2,442
Total	9,728	9,348	8,330